Loans And Fair Value Measurement - Schedule of Level 3 Financial Liabilities (Details) - Level 3 [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Level 3 Financial Liabilities [Line Items]
Beginning balance		$ 5,061	$ 1,002
Initial recognition			368
Remeasurement of a financial derivative and the conversion feature		5,358	3,639
Revaluation recognized in OCI		801	52
Conversion of loan	[1]	(11,220)
Ending balance			$ 5,061

[1]	Upon the final conversion and exercise in October 2025, the Company transitioned the fair value measurement from Level 3 (valuation models) to Level 1 (quoted market price), based on the TASE closing price of NIS 28.34 per share, translated at an exchange rate of 3.259 NIS/USD.